                               THE DIRECTOR EDGE
                             SEPARATE ACCOUNT ONE
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                        SUPPLEMENT DATED APRIL 9, 2001
                       TO THE PROSPECTUS JANUARY 26, 2001


Effective as of the close of business on June 29, 2001, Hartford MidCap HLS Fund Sub-Account is closed to new and subsequent premium payments and transfers of Contract Value.





















 This supplement should be retained with the Prospectus for future reference.


333-66345
HV-2996